INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments in associates and joint ventures
Total investments in associates	₽ 10,735	₽ 9,452
MTS Belarus
Investments in associates and joint ventures
Total investments in associates	4,051	3,660
MTS Bank
Investments in associates and joint ventures
Total investments in associates		2,902
OZON Holdings Ltd
Investments in associates and joint ventures
Total investments in associates	4,797	2,517
Equity investments in other unquoted companies
Investments in associates and joint ventures
Total investments in associates	₽ 1,887	₽ 373